UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			      WASHINGTON D.C. 20549

 				    FORM 13F-HR

				FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number: ____________
This Amendment (Check only one.): 	[  ] is a restatement.
       					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Fort Hill Capital Management, LLC
Address: 	457 Washington Street
		Duxbury, MA 02332
13F File Number: 28-13346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Alec Petro
Title: 	Member of General Partners Managing Member
Phone:	781-934-0844

Signature, Place, and Date of Signing

	/s/ Alec Petro		  Duxbury, MA	   August 15, 2012
  ------------------------- -------------------- ----------------------
	[Signature]		  [City, State]	       [Date]

Report Type: (Check only one):

[X]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				0
Form 13F Information Table Entry Total:			       45
Form 13F Information Table Value Total: 		$   4,476
						       (thousands)

List of Other Included Managers:

None

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             Name of Issuer               Title of Class    CUSIP     VALUE  Shares Units  Call/  Discretion   Other   Sole
								    (x$1000)		    Put		     Managers
---------------------------------------- ---------------- --------- -------- ------- ---- ------- ---------- --------- ------


ALTRIA GROUP INC                         COM              02209S103        2   12000         PUT      SOLE               12000
AMERICAN EXPRESS CO                      COM              025816109        7   11700         PUT      SOLE               11700
APPLE INC                                COM              037833100      321     550  SH              SOLE                 550
AT&T INC                                 COM              00206R102        7   32700         PUT      SOLE               32700
BANK OF AMERICA CORPORATION              COM              060505104       23   21600        CALL      SOLE               21600
BANK OF AMERICA CORPORATION              COM              060505104       10   55600         PUT      SOLE               55600
CATERPILLAR INC DEL                      COM              149123101      799    9406  SH              SOLE                9406
CATERPILLAR INC DEL                      COM              149123101      140   13300         PUT      SOLE               13300
CHEVRON CORP NEW                         COM              166764100       16   14000         PUT      SOLE               14000
CISCO SYS INC                            COM              17275R102       12   34900         PUT      SOLE               34900
CITIGROUP                                COM NEW          172967424       20   16500         PUT      SOLE               16500
COCA COLA CO                             COM              191216100        6   17900         PUT      SOLE               17900
COMCAST CORP NEW                         CL A             20030N101        2   19600         PUT      SOLE               19600
DELTA AIR LINES INC DEL                  COM NEW          247361702        4   50000        CALL      SOLE               50000
DISNEY WALT CO                           COM DISNEY       254687106        4   17700         PUT      SOLE               17700
E M C CORP MASS                          COM              268648102        3   11700         PUT      SOLE               11700
EXXON MOBIL CORP                         COM              30231G102       11   40300         PUT      SOLE               40300
GENERAL ELECTRIC CO                      COM              369604103       28   13900        CALL      SOLE               13900
GENERAL ELECTRIC CO                      COM              369604103       14   64500         PUT      SOLE               64500
HEWLETT PACKARD CO                       COM              428236103       23   12200         PUT      SOLE               12200
HOME DEPOT INC                           COM              437076102        8   14500         PUT      SOLE               14500
INTEL CORP                               COM              458140100       17   33300         PUT      SOLE               33300
INTERNATIONAL BUSINESS MACHS             COM              459200101      570    2912  SH              SOLE                2912
INTERNATIONAL BUSINESS MACHS             COM              459200101       28   14400         PUT      SOLE               14400
JOHNSON & JOHNSON                        COM              478160104        2   22700         PUT      SOLE               22700
JPMORGAN CHASE & CO                      COM              46625H100       28   24200         PUT      SOLE               24200
KRAFT FOODS INC                          CL A             50075N104        5   13600         PUT      SOLE               13600
MCDONALDS CORP                           COM              580135101      214    2415  SH              SOLE                2415
MERCK & CO INC NEW                       COM              58933Y105        2   28600         PUT      SOLE               28600
MICROSOFT CORP                           COM              594918104       21   48200         PUT      SOLE               48200
NOKIA CORP                               SPONSORED ADR    654902204        0   30000        CALL      SOLE               30000
ORACLE CORP                              COM              68389X105        6   22500         PUT      SOLE               22500
PEPSICO INC                              COM              713448108        1   14100         PUT      SOLE               14100
PFIZER INC                               COM              717081103        9   46300         PUT      SOLE               46300
PROCTER & GAMBLE CO                      COM              742718109      675   11019  SH              SOLE               11019
PROCTER & GAMBLE CO                      COM              742718109       22   26100         PUT      SOLE               26100
QUALM INC                                COM              747525103      288    5175  SH              SOLE                5175
QUALM INC                                COM              747525103       24   14300         PUT      SOLE               14300
SPDR S&P 500 ETF TR                      TR UNIT          78462F103      293   41200        CALL      SOLE               41200
UNITED TECHNOLOGIES CORP                 COM              913017109      755    9997  SH              SOLE                9997
UNITED TECHNOLOGIES CORP                 COM              913017109       31   16400         PUT      SOLE               16400
US BANCORP DEL                           COM NEW          902973304        5   10700         PUT      SOLE               10700
VERIZON MUNICATIONS INC                  COM              92343V104        5   20000         PUT      SOLE               20000
WAL MART STORES INC                      COM              931142103        6   13200         PUT      SOLE               13200
WELLS FARGO & CO NEW                     COM              949746101        9   38400         PUT      SOLE               38400



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